Other Current Liabilities and Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Oct. 28, 2011	Dec. 31, 2010	Sep. 17, 2010
Other Current Liabilities:
Accruals for pending and threatened litigation (see Note 19)	$ 23		$ 19
Accrued product warranty costs	90		86
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	76		93
Accrued interest	59		75
Deferred revenues	43		27
Other	97		75
Total other current liabilities	388		375
Other Liabilities:
Non-current income taxes payable (see Note 17)	149		201
Deferred compensation	40		38
Accrued workers' compensation	54		55
Estimated contingent purchase price payable for acquired businesses	16	7	9	9
Notes payable and capital lease obligations	10		10
Accrued product warranty costs	4		6
Other	86		94
Total other liabilities	$ 359		$ 413